Payments, by Project - 12 months ended Dec. 31, 2023 - CAD ($)	Taxes	Royalties	Fees	Dividends	Infrastructure	Comm. Social Resp.	Total Payments
Total	$ 46,834,546	$ 45,442,240	$ 3,549,597	$ 1,760,685	$ 1,880,331	$ 888,563	$ 100,355,962
Lindero Mine
Total	19,535,491	3,277,834	292,267				23,105,592
San Jose Mine
Total	10,007,869	5,065,470	1,531,902		$ 1,880,331	681,498	19,167,070
Bateas Mine
Total	11,943,370	518,522	421,349				12,883,241
Seguela Mine
Total		4,549,787					4,549,787
Chesser
Total		12,574,488					12,574,488
Yaramoko Mine
Total	$ 5,347,815	$ 19,456,139	$ 1,304,078	$ 1,760,685		$ 207,065	$ 28,075,782